Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Interest Income
Loans	$ 13,603		$ 10,747	$ 12,018
Loans held for sale	201		232	216
Investment securities	3,378		2,365	2,428
Other interest income	763		143	178
Total interest income	17,945		13,487	14,840
Interest Expense
Deposits	1,872		320	950
Short-term borrowings	565		70	141
Long-term debt	780		603	924
Total interest expense	3,217		993	2,015
Net interest income	14,728		12,494	12,825
Provision for credit losses	1,977	[1]	(1,173)	3,806
Net interest income after provision for credit losses	12,751		13,667	9,019
Noninterest Income
Card revenue	1,512		1,507	1,338
Corporate payment products revenue	698		575	497
Merchant processing services	1,579		1,449	1,261
Trust and investment management fees	2,209		1,832	1,736
Service charges	1,298		1,338	1,245
Commercial products revenue	1,105		1,102	1,143
Mortgage banking revenue	527		1,361	2,064
Investment products fees	235		239	192
Securities gains (losses), net	20		103	177
Other	273		721	748
Total noninterest income	9,456		10,227	10,401
Noninterest Expense
Compensation and employee benefits	9,157		8,728	7,938
Net occupancy and equipment	1,096		1,048	1,092
Professional services	529		492	430
Marketing and business development	456		366	318
Technology and communications	1,726		1,728	1,582
Other intangibles	215		159	176
Merger and integration charges	329		0	0
Other	1,398		1,207	1,833
Total noninterest expense	14,906		13,728	13,369
Income before income taxes	7,301		10,166	6,051
Applicable income taxes	1,463		2,181	1,066
Net income (loss)	5,838		7,985	4,985
Net (income) loss attributable to noncontrolling interests	(13)		(22)	(26)
Net income (loss) attributable to U.S. Bancorp	5,825		7,963	4,959
Net income applicable to U.S. Bancorp common shareholders	$ 5,501		$ 7,605	$ 4,621
Earnings per common share	$ 3.69		$ 5.11	$ 3.06
Diluted earnings per common share	$ 3.69		$ 5.1	$ 3.06
Average common shares outstanding	1,489		1,489	1,509
Average diluted common shares outstanding	1,490		1,490	1,510

[1]	Includes $662 million of provision for credit losses related to the acquisition of MUB.